Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 255,093,000
Total Fee Amount	35,228.34
Total Offset Amount	0
Net Fee	$ 35,228.34
Offering Table N/A
Offset Table N/A	N/A